UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  January 28 2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total: $246,007(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number               Name
01        28-13582                        Mitsubishi UFJ Financial Group, Inc.
02        28-13570                        Mitsubishi UFJ Securities Co., Ltd.


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                           FORM 13F INFORMATION TABLE
                                                             VALUE   	SHARES/ SH/  PUT/      INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000) 	PRN AMT PRN  CALL      DSCRETN   MANSGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND      	SHS CLASS A   	G1151C101	8242 	198600	SH	 	DEFINED	01 02	198600	0	0
AFLAC INC                  	COM           	001055102	4556 	98500 	SH	 	DEFINED	01 02	98500 	0	0
ALTRIA GROUP INC           	COM           	02209S103	12665	645200	SH	 	DEFINED	01 02	645200	0	0
AMERICAN ELEC PWR INC      	COM           	025537101	5958 	171264	SH	 	DEFINED	01 02	171264	0	0
AT&T INC                   	COM           	00206R102	9807 	349877	SH	 	DEFINED	01 02	349877	0	0
BAKER HUGHES INC           	COM           	057224107	3238 	80000 	SH	 	DEFINED	01 02	80000 	0	0
BANK OF AMERICA CORPORATION	COM           	060505104	5310 	352600	SH	 	DEFINED	01 02	352600	0	0
COMCAST CORP               	CL A          	20030N101	6832 	405200	SH	 	DEFINED	01 02	405200	0	0
COVIDIEN PLC               	SHS           	G2554F105	4272 	89200 	SH	 	DEFINED	01 02	89200 	0	0
EXELON CORP                	COM           	30161N101	6910 	141400	SH	 	DEFINED	01 02	141400	0	0
FIRSTENERGY CORP           	COM           	337932107	4979 	107200	SH	 	DEFINED	01 02	107200	0	0
FORTUNE BRANDS INC         	COM           	349631101	4830 	111800	SH	 	DEFINED	01 02	111800	0	0
HALLIBURTON CO             	COM           	406216101	6024 	200200	SH	 	DEFINED	01 02	200200	0	0
HDFC BANK LTD              	ADR REPS 3 SHS	40415F101	5658 	43500 	SH	 	DEFINED	01 02	43500 	0	0
INFOSYS TECHNOLOGIES LTD   	SPONSORED ADR 	456788108	5079 	91900 	SH	 	DEFINED	01 02	91900 	0	0
INGERSOLL-RAND PLC         	SHS           	G47791101	4328 	121100	SH	 	DEFINED	01 02	121100	0	0
INTEL CORP                 	COM           	458140100	12405	608090	SH	 	DEFINED	01 02	608090	0	0
JPMORGAN CHASE & CO        	COM           	46625H100	8266 	198368	SH	 	DEFINED	01 02	198368	0	0
KRAFT FOODS INC            	CL A          	50075N104	7602 	279700	SH	 	DEFINED	01 02	279700	0	0
LAUDER ESTEE COS INC       	CL A          	518439104	7070 	146200	SH	 	DEFINED	01 02	146200	0	0
MARATHON OIL CORP          	COM           	565849106	5232 	167600	SH	 	DEFINED	01 02	167600	0	0
MDU RES GROUP INC          	COM           	552690109	4394 	186200	SH	 	DEFINED	01 02	186200	0	0
MERCK & CO INC             	COM           	58933Y105	10713	293192	SH	 	DEFINED	01 02	293192	0	0
MICROSOFT CORP             	COM           	594918104	17149	562447	SH	 	DEFINED	01 02	562447	0	0
MORGAN STANLEY             	COM           	617446448	7548 	255000	SH	 	DEFINED	01 02	255000	0	0
PENNEY J C INC             	COM           	708160106	3020 	113500	SH	 	DEFINED	01 02	113500	0	0
PEPCO HOLDINGS INC         	COM           	713291102	6629 	393430	SH	 	DEFINED	01 02	393430	0	0
PFIZER INC                 	COM           	717081103	13246	728200	SH	 	DEFINED	01 02	728200	0	0
PITNEY BOWES INC           	COM           	724479100	7429 	326400	SH	 	DEFINED	01 02	326400	0	0
REPUBLIC SVCS INC          	COM           	760759100	8697 	307200	SH	 	DEFINED	01 02	307200	0	0
SUNOCO INC                 	COM           	86764P109	7488 	286900	SH	 	DEFINED	01 02	286900	0	0
SYSCO CORP                 	COM           	871829107	9956 	356318	SH	 	DEFINED	01 02	356318	0	0
WELLS FARGO & CO           	COM           	949746101	10475	388120	SH	 	DEFINED	01 02	388120	0	0
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